Financial Instruments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of fair value measurement of equity [line items]
Warrants (see Note 9(C)(1))	$ 2,012
Put option to Taoz (see Note 12)	1,030
Financial liabilities	3,042
Level 1 [member]
Disclosure of fair value measurement of equity [line items]
Warrants (see Note 9(C)(1))
Put option to Taoz (see Note 12)
Financial liabilities
Level 2 [member]
Disclosure of fair value measurement of equity [line items]
Warrants (see Note 9(C)(1))
Put option to Taoz (see Note 12)
Financial liabilities
Level 3 [member]
Disclosure of fair value measurement of equity [line items]
Warrants (see Note 9(C)(1))	2,012
Put option to Taoz (see Note 12)	1,030
Financial liabilities	$ 3,042